Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and noninterest-bearing deposits with banks	$ 9,841	$ 10,617
Interest-bearing deposits with banks	18,503	35,034
Total cash and cash equivalents	28,344	45,651
Securities available for sale	84,068	94,965
Securities held to maturity (estimated fair value: 2013 - $22,984; 2012 - $24,624)	22,826	23,511
Federal Home Loan Bank and Federal Reserve Bank stock	7,776	6,281
Total loans	566,319	558,288
Less: Allowance for loan losses	(6,155)	(6,905)
Net loans	560,164	551,383
Premises and equipment, net	9,005	8,680
Other real estate owned	1,354	3,667
Accrued interest receivable	1,901	2,057
Goodwill	1,267	1,267
Bank owned life insurance and annuity assets	24,940	25,056
Other assets	5,723	6,705
Total assets	747,368	769,223
Liabilities
Noninterest-bearing deposits	149,823	139,526
Interest-bearing deposits	479,054	515,538
Total deposits	628,877	655,064
Other borrowed funds	18,748	14,285
Subordinated debentures	8,500	13,500
Accrued liabilities	10,824	10,554
Total liabilities	666,949	693,403
Commitments and Contingent Liabilities (See Note J)
Shareholders’ Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2013 - 4,758,492 shares issued; 2012 - 4,721,943 shares issued)	4,758	4,722
Additional paid-in capital	34,883	34,109
Retained earnings	56,241	51,094
Accumulated other comprehensive income	249	1,607
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders’ equity	80,419	75,820
Total liabilities and shareholders’ equity	$ 747,368	$ 769,223